UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

September 30, 2009

(Unaudited)

Fair Value
Mutual Funds (100.2%)
S&P 500 Index Master Portfolio	$27,670,477

TOTAL INVESTMENTS - 100.2%	$27,670,477

Percentages based on net assets of $27,608,654.

See accompanying notes to the Schedule of Investments

BB&T FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Schedule of Portfolio Investments of the Master Portfolio are contained elsewhere in this report and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.42% in the net assets of the Master Portfolio at September 30, 2009.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

(A)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(B)	Fair Value Measurements—The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Level 1- Quoted Inputs	Level 2- Other Significant Observable Inputs	Level 3 – Other Significant Unobservable Inputs	Total Fair Value
Investment in S&P 500 Index Master Portfolio	$27,670,477	$—	$—	$27,670,477

(C)	Securities Transactions and Income Recognition—The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(D)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Federal Income Taxes:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the Fund’s most recent fiscal year end, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$121,006	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016

$9,343,103

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $155,945 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security	Shares	Value
COMMON STOCKS—97.92%
ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The) (a) (b)	99,201	$745,992
Omnicom Group Inc. (b)	62,915	2,324,080

		3,070,072

AEROSPACE & DEFENSE—2.17%
Boeing Co. (The)	148,608	8,047,123
General Dynamics Corp. (b)	78,884	5,095,906
Goodrich Corp. (b)	25,169	1,367,683
L-3 Communications Holdings Inc. (b)	23,555	1,891,938
Lockheed Martin Corp.	66,127	5,163,196
Northrop Grumman Corp.	65,296	3,379,068
Raytheon Co.	79,866	3,831,172
Rockwell Collins Inc. (b)	32,192	1,635,354
United Technologies Corp.	192,395	11,722,627

		42,134,067

AGRICULTURE—2.23%
Altria Group Inc.	421,642	7,509,444
Archer-Daniels-Midland Co.	131,451	3,840,998
Lorillard Inc.	33,965	2,523,599
Monsanto Co.	111,647	8,641,478
Philip Morris International Inc.	395,173	19,260,732
Reynolds American Inc.	34,492	1,535,584

		43,311,835

AIRLINES—0.07%
Southwest Airlines Co.	150,333	1,443,197

		1,443,197

APPAREL—0.48%
Coach Inc.	64,329	2,117,711
Nike Inc. Class B	79,002	5,111,429
Polo Ralph Lauren Corp.	11,591	888,102
VF Corp.	18,191	1,317,574

		9,434,816

AUTO MANUFACTURERS—0.39%
Ford Motor Co. (a)	659,803	4,757,180
PACCAR Inc. (b)	74,257	2,800,232

		7,557,412

AUTO PARTS & EQUIPMENT—0.20%
Goodyear Tire & Rubber Co. (The) (a)	48,235	821,442
Johnson Controls Inc.	121,713	3,110,984

		3,932,426

BANKS—5.21%
Bank of America Corp.	1,766,644	29,891,617
Bank of New York Mellon Corp. (The)	245,090	7,105,159
BB&T Corp.	139,348	3,795,840
Comerica Inc.	30,769	912,916
Discover Financial Services	108,882	1,767,155
Fifth Third Bancorp	161,628	1,637,292
First Horizon National Corp. (a)	45,657	604,042
Huntington Bancshares Inc. (b)	116,992	551,032
KeyCorp	178,242	1,158,573
M&T Bank Corp. (b)	16,746	1,043,611
Marshall & Ilsley Corp.	75,293	607,615
Northern Trust Corp.	48,967	2,847,921
PNC Financial Services Group Inc. (The)	94,366	4,585,244
Regions Financial Corp.	241,386	1,499,007
State Street Corp.	101,227	5,324,540
SunTrust Banks Inc.	101,510	2,289,050
U.S. Bancorp	389,877	8,522,711
Wells Fargo & Co.	952,681	26,846,551
Zions Bancorporation (b)	25,428	456,941

		101,446,817

BEVERAGES—2.63%
Brown-Forman Corp. Class B NVS	22,534	1,086,589
Coca-Cola Co. (The)	472,799	25,389,306
Coca-Cola Enterprises Inc.	64,362	1,377,990
Constellation Brands Inc. Class A (a)	40,667	616,105
Dr Pepper Snapple Group Inc. (a)	52,262	1,502,532
Molson Coors Brewing Co. Class B NVS	31,860	1,550,945
Pepsi Bottling Group Inc.	29,210	1,064,412
PepsiCo Inc.	318,242	18,668,076

		51,255,955

BIOTECHNOLOGY—1.35%
Amgen Inc. (a)	207,548	12,500,616
Biogen Idec Inc. (a)	58,567	2,958,805
Celgene Corp. (a)	93,231	5,211,613
Genzyme Corp. (a) (b)	55,436	3,144,884
Life Technologies Corp. (a) (b)	35,755	1,664,395
Millipore Corp. (a)	11,124	782,351

		26,262,664

BUILDING MATERIALS—0.05%
Masco Corp. (b)	74,051	956,739

		956,739

CHEMICALS—1.60%
Air Products and Chemicals Inc.	42,946	3,331,751
Airgas Inc.	16,738	809,617
CF Industries Holdings Inc.	9,918	855,229
Dow Chemical Co. (The) (b)	232,653	6,065,264
E.I. du Pont de Nemours and Co.	184,912	5,943,072
Eastman Chemical Co. (b)	14,579	780,560
Ecolab Inc. (b)	48,186	2,227,639
FMC Corp.	14,887	837,394
International Flavors & Fragrances Inc. (b)	16,256	616,590
PPG Industries Inc. (b)	33,965	1,977,103
Praxair Inc. (b)	62,849	5,134,135

Sherwin-Williams Co. (The) (b)	19,625	1,180,640
Sigma-Aldrich Corp. (b)	24,499	1,322,456

		31,081,450

COAL—0.21%
CONSOL Energy Inc. (b)	36,462	1,644,801
Massey Energy Co. (b)	17,752	495,103
Peabody Energy Corp. (b)	54,859	2,041,852

		4,181,756

COMMERCIAL SERVICES—1.01%
Apollo Group Inc. Class A (a)	25,934	1,910,558
Convergys Corp. (a)	25,380	252,277
DeVry Inc. (b)	12,640	699,245
Equifax Inc.	26,260	765,216
H&R Block Inc.	69,089	1,269,856
Iron Mountain Inc. (a) (b)	37,358	995,964
MasterCard Inc. Class A	19,550	3,952,032
McKesson Corp.	54,642	3,253,931
Monster Worldwide Inc. (a)	26,159	457,259
Moody’s Corp.	39,532	808,825
Quanta Services Inc. (a)	39,957	884,248
R.R. Donnelley & Sons Co. (b)	40,990	871,447
Robert Half International Inc. (b)	30,282	757,656
Western Union Co.	144,152	2,727,356

		19,605,870

COMPUTERS—5.83%
Affiliated Computer Services Inc. Class A (a)	20,255	1,097,213
Apple Inc. (a)	182,862	33,897,129
Cognizant Technology Solutions Corp. Class A (a)	60,335	2,332,551
Computer Sciences Corp. (a)	31,043	1,636,277
Dell Inc. (a)	352,337	5,376,663
EMC Corp. (a)	411,514	7,012,199
Hewlett-Packard Co.	484,290	22,863,331
International Business Machines Corp.	267,673	32,016,368
Lexmark International Inc. Class A (a) (b)	15,437	332,513
NetApp Inc. (a)	68,857	1,837,105
SanDisk Corp. (a) (b)	45,450	986,265
Sun Microsystems Inc. (a)	153,364	1,394,079
Teradata Corp. (a)	34,341	945,064
Western Digital Corp. (a) (b)	45,619	1,666,462

		113,393,219

COSMETICS & PERSONAL CARE—2.37%
Avon Products Inc. (b)	86,698	2,944,264
Colgate-Palmolive Co.	101,970	7,778,272
Estee Lauder Companies Inc. (The) Class A	24,028	890,958
Procter & Gamble Co. (The)	596,011	34,520,957

		46,134,451

DISTRIBUTION & WHOLESALE—0.17%
Fastenal Co.	26,957	1,043,236
Genuine Parts Co.	32,607	1,241,022
W.W. Grainger Inc.	12,558	1,122,183

		3,406,441

DIVERSIFIED FINANCIAL SERVICES—5.72%
American Express Co.	242,135	8,208,376
Ameriprise Financial Inc.	52,301	1,900,095
Capital One Financial Corp.	92,666	3,310,956
Charles Schwab Corp. (The)	193,871	3,712,630
Citigroup Inc.	2,659,921	12,874,018
CME Group Inc.	13,491	4,157,791
E*TRADE Financial Corp. (a)	177,871	311,274
Federated Investors Inc. Class B	18,116	477,719
Franklin Resources Inc.	30,742	3,092,645
Goldman Sachs Group Inc. (The)	104,292	19,226,230
IntercontinentalExchange Inc. (a) (b)	14,838	1,442,105
Invesco Ltd.	84,328	1,919,305
Janus Capital Group Inc.	36,685	520,193
JPMorgan Chase & Co.	802,379	35,160,248
Legg Mason Inc.	32,929	1,021,787
Morgan Stanley	277,121	8,557,496
NASDAQ OMX Group Inc. (The) (a)	28,161	592,789
NYSE Euronext Inc.	53,596	1,548,388
SLM Corp. (a) (b)	95,835	835,681
T. Rowe Price Group Inc.	52,500	2,399,250

		111,268,976

ELECTRIC—3.33%
AES Corp. (The) (a) (b)	136,635	2,024,931
Allegheny Energy Inc.	34,178	906,401
Ameren Corp.	47,362	1,197,311
American Electric Power Co. Inc.	97,084	3,008,633
CenterPoint Energy Inc.	78,306	973,344
CMS Energy Corp.	47,382	634,919
Consolidated Edison Inc. (b)	55,889	2,288,096
Constellation Energy Group Inc.	40,351	1,306,162
Dominion Resources Inc. (b)	121,274	4,183,953
DTE Energy Co. (b)	33,526	1,178,104
Duke Energy Corp.	264,194	4,158,414
Dynegy Inc. Class A (a)	104,575	266,666
Edison International	66,512	2,233,473
Entergy Corp.	39,715	3,171,640
Exelon Corp.	134,821	6,689,818
FirstEnergy Corp.	62,468	2,856,037
FPL Group Inc.	83,757	4,625,899
Integrys Energy Group Inc. (b)	16,065	576,573
Northeast Utilities (b)	35,903	852,337
Pepco Holdings Inc.	44,898	668,082
PG&E Corp.	75,482	3,056,266
Pinnacle West Capital Corp. (b)	21,158	694,406
PPL Corp.	76,668	2,326,107
Progress Energy Inc. (b)	56,955	2,224,662
Public Service Enterprise Group Inc.	103,710	3,260,642
SCANA Corp.	23,059	804,759
Southern Co. (b)	162,239	5,138,109
TECO Energy Inc. (b)	44,313	623,927
Wisconsin Energy Corp.	24,218	1,093,927
Xcel Energy Inc. (b)	93,262	1,794,361

		64,817,959

ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Emerson Electric Co. (b)	153,844	6,166,068
Molex Inc. (b)	28,010	584,849

		6,750,917

ELECTRONICS—0.50%
Agilent Technologies Inc. (a)	69,754	1,941,254
Amphenol Corp. Class A	34,499	1,299,922
FLIR Systems Inc. (a)	30,495	852,945
Jabil Circuit Inc.	39,243	526,249
PerkinElmer Inc. (b)	22,859	439,807
Thermo Fisher Scientific Inc. (a) (b)	83,713	3,655,747
Waters Corp. (a)	19,838	1,108,151

		9,824,075

ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp. (b)	36,987	1,880,789
Jacobs Engineering Group Inc. (a) (b)	25,372	1,165,843

		3,046,632

ENTERTAINMENT—0.07%
International Game Technology	59,686	1,282,055

		1,282,055

ENVIRONMENTAL CONTROL—0.29%
Republic Services Inc.	65,120	1,730,238
Stericycle Inc. (a) (b)	17,687	856,935
Waste Management Inc. (b)	100,529	2,997,775

		5,584,948

FOOD—1.88%
Campbell Soup Co. (b)	39,922	1,302,256
ConAgra Foods Inc.	89,353	1,937,173
Dean Foods Co. (a)	36,292	645,635
General Mills Inc.	66,728	4,295,949
H.J. Heinz Co.	64,436	2,561,331
Hershey Co. (The)	33,349	1,295,942
Hormel Foods Corp. (b)	14,579	517,846
J.M. Smucker Co. (The)	24,451	1,296,148
Kellogg Co. (b)	52,205	2,570,052
Kraft Foods Inc. Class A	301,051	7,908,610
Kroger Co. (The)	133,706	2,759,692
McCormick & Co. Inc. NVS (b)	26,935	914,174
Safeway Inc. (b)	83,996	1,656,401
Sara Lee Corp.	140,064	1,560,313
SUPERVALU Inc. (b)	43,040	648,182
Sysco Corp. (b)	119,857	2,978,446
Tyson Foods Inc. Class A	63,044	796,246
Whole Foods Market Inc. (a)	27,988	853,354

		36,497,750

FOREST PRODUCTS & PAPER—0.27%
International Paper Co.	88,382	1,964,732
MeadWestvaco Corp.	34,856	777,637
Plum Creek Timber Co. Inc. (b)	32,626	999,661
Weyerhaeuser Co. (b)	42,636	1,562,609

		5,304,639

GAS—0.18%
Nicor Inc.	9,098	332,896
NiSource Inc.	54,771	760,769
Sempra Energy	49,926	2,486,814

		3,580,479

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The) (b)	12,384	573,255
Snap-On Inc. (b)	12,087	420,144
Stanley Works (The)	16,479	703,489

		1,696,888

HEALTH CARE - PRODUCTS—3.65%
Baxter International Inc.	123,324	7,030,701
Becton, Dickinson and Co.	48,579	3,388,385
Boston Scientific Corp. (a)	307,449	3,255,885
C.R. Bard Inc. (b)	19,683	1,547,281
CareFusion Corp. (a)	36,819	802,654
DENTSPLY International Inc. (b)	30,794	1,063,625
Intuitive Surgical Inc. (a) (b)	7,664	2,009,884
Johnson & Johnson	562,702	34,262,925
Medtronic Inc.	226,375	8,330,600
Patterson Companies Inc. (a) (b)	18,873	514,289
St. Jude Medical Inc. (a)	70,530	2,751,375
Stryker Corp. (b)	57,458	2,610,317
Varian Medical Systems Inc. (a) (b)	25,786	1,086,364
Zimmer Holdings Inc. (a)	44,112	2,357,786

		71,012,071

HEALTH CARE - SERVICES—1.02%
Aetna Inc.	89,696	2,496,240
Coventry Health Care Inc. (a) (b)	30,695	612,672
DaVita Inc. (a) (b)	21,493	1,217,364
Humana Inc. (a) (b)	34,840	1,299,532
Laboratory Corp. of America Holdings (a) (b)	22,224	1,460,117
Quest Diagnostics Inc. (b)	31,727	1,655,832
Tenet Healthcare Corp. (a)	89,297	525,066
UnitedHealth Group Inc.	237,872	5,956,315
WellPoint Inc. (a)	97,298	4,608,033

		19,831,171

HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp. (a) (b)	38,525	952,338

		952,338

HOME BUILDERS—0.10%
D.R. Horton Inc. (b)	54,843	625,759
KB Home	14,123	234,583
Lennar Corp. Class A	31,059	442,591
Pulte Homes Inc. (b)	66,011	725,461

		2,028,394

HOME FURNISHINGS—0.08%
Harman International Industries Inc. (b)	13,923	471,711
Whirlpool Corp. (b)	14,840	1,038,206

		1,509,917

HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp. (b)	23,083	831,219
Clorox Co. (The)	28,426	1,672,017
Fortune Brands Inc. (b)	30,227	1,299,156
Kimberly-Clark Corp.	84,788	5,000,796

		8,803,188

HOUSEWARES—0.04%
Newell Rubbermaid Inc. (b)	55,415	869,461

		869,461

INSURANCE—2.69%
Aflac Inc.	95,521	4,082,568
Allstate Corp. (The)	109,466	3,351,849
American International Group Inc. (a)	27,701	1,221,891
Aon Corp. (b)	55,935	2,275,995
Assurant Inc.	24,311	779,411
Chubb Corp. (b)	71,797	3,619,287
CIGNA Corp.	55,622	1,562,422
Cincinnati Financial Corp.	32,753	851,250
Genworth Financial Inc. Class A	97,673	1,167,192
Hartford Financial Services Group Inc. (The)	78,732	2,086,398
Lincoln National Corp.	61,651	1,597,377
Loews Corp.	73,781	2,526,999
Marsh & McLennan Companies Inc.	106,611	2,636,490
MBIA Inc. (a) (b)	35,129	272,601
MetLife Inc.	166,582	6,341,777
Principal Financial Group Inc. (b)	64,851	1,776,269
Progressive Corp. (The) (a) (b)	137,798	2,284,691
Prudential Financial Inc.	94,359	4,709,458
Torchmark Corp.	16,467	715,162
Travelers Companies Inc. (The)	116,226	5,721,806
Unum Group	67,988	1,457,663
XL Capital Ltd. Class A	70,528	1,231,419

		52,269,975

INTERNET—2.43%
Akamai Technologies Inc. (a) (b)	35,386	696,396
Amazon.com Inc. (a)	67,777	6,327,661
eBay Inc. (a)	228,823	5,402,511
Expedia Inc. (a) (b)	42,183	1,010,283
Google Inc. Class A (a)	49,137	24,364,581
McAfee Inc. (a) (b)	31,920	1,397,777
Symantec Corp. (a)	167,416	2,757,342
VeriSign Inc. (a)	39,843	943,881
Yahoo! Inc. (a)	244,531	4,355,097

		47,255,529

IRON & STEEL—0.28%
AK Steel Holding Corp.	21,502	424,234
Allegheny Technologies Inc. (b)	20,120	703,999
Nucor Corp. (b)	64,335	3,024,388
United States Steel Corp. (b)	29,217	1,296,358

		5,448,979

LEISURE TIME—0.21%
Carnival Corp.	89,274	2,971,039
Harley-Davidson Inc. (b)	47,092	1,083,116

		4,054,155

LODGING—0.22%
Marriott International Inc. Class A (b)	52,009	1,434,928
Starwood Hotels & Resorts Worldwide Inc. (b)	37,947	1,253,389
Wyndham Worldwide Corp.	37,193	606,990
Wynn Resorts Ltd. (a)	13,971	990,404

		4,285,711

MACHINERY—0.74%
Caterpillar Inc. (b)	126,663	6,501,612
Cummins Inc.	41,275	1,849,533
Deere & Co. (b)	86,730	3,722,452
Flowserve Corp.	11,217	1,105,323
Rockwell Automation Inc. (b)	28,643	1,220,192

		14,399,112

MANUFACTURING—3.51%
Danaher Corp.	52,761	3,551,871
Dover Corp. (b)	37,889	1,468,578
Eastman Kodak Co.	53,284	254,698
Eaton Corp.	33,705	1,907,366
General Electric Co.	2,168,632	35,608,937
Honeywell International Inc.	153,303	5,695,207
Illinois Tool Works Inc.	78,159	3,338,171
ITT Corp. (b)	36,867	1,922,614
Leggett & Platt Inc. (b)	30,830	598,102
Pall Corp.	23,982	774,139
Parker Hannifin Corp. (b)	33,025	1,712,016
Textron Inc. (b)	54,796	1,040,028
3M Co.	142,509	10,517,164

		68,388,891

MEDIA—2.44%
CBS Corp. Class B NVS	136,762	1,647,982
Comcast Corp. Class A	586,772	9,910,579
DIRECTV Group Inc. (The) (a) (b)	92,477	2,550,516
Gannett Co. Inc. (b)	48,072	601,381
McGraw-Hill Companies Inc. (The) (b)	64,450	1,620,273
Meredith Corp. (b)	6,969	208,652
New York Times Co. (The) Class A	24,016	195,010
News Corp. Class A	460,400	5,520,196
Scripps Networks Interactive Inc. Class A	17,681	653,313
Time Warner Cable Inc.	72,364	3,118,165
Time Warner Inc.	242,605	6,982,172
Viacom Inc. Class B NVS (a) (b)	123,169	3,453,659
Walt Disney Co. (The)	378,606	10,396,521
Washington Post Co. (The) Class B	1,264	591,653

		47,450,072

METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	28,760	2,929,781

		2,929,781

MINING—0.74%
Alcoa Inc.	199,745	2,620,654
Freeport-McMoRan Copper & Gold Inc.	84,269	5,781,696
Newmont Mining Corp.	100,243	4,412,697
Titanium Metals Corp.	18,784	180,139
Vulcan Materials Co.	25,402	1,373,486

		14,368,672

OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc. (b)	42,240	1,049,664
Xerox Corp.	175,551	1,358,765

		2,408,429

OIL & GAS—9.38%
Anadarko Petroleum Corp. (b)	100,399	6,298,029
Apache Corp.	68,581	6,297,793
Cabot Oil & Gas Corp. (b)	20,684	739,453
Chesapeake Energy Corp. (b)	130,699	3,711,852
Chevron Corp.	409,537	28,843,691
ConocoPhillips	303,030	13,684,835
Denbury Resources Inc. (a)	51,007	771,736
Devon Energy Corp.	90,298	6,079,764
Diamond Offshore Drilling Inc. (b)	14,037	1,340,814
ENSCO International Inc. (b)	28,613	1,217,197
EOG Resources Inc.	51,448	4,296,422
EQT Corp.	27,162	1,157,101
Exxon Mobil Corp.	981,005	67,306,752
Hess Corp.	59,280	3,169,109
Marathon Oil Corp.	144,587	4,612,325
Murphy Oil Corp. (b)	38,863	2,237,343
Nabors Industries Ltd. (a) (b)	57,028	1,191,885
Noble Energy Inc.	35,400	2,334,984
Occidental Petroleum Corp.	165,701	12,990,958
Pioneer Natural Resources Co. (b)	22,944	832,638
Range Resources Corp. (b)	31,786	1,568,957
Rowan Companies Inc.	23,674	546,159
Southwestern Energy Co. (a)	70,263	2,998,825
Sunoco Inc. (b)	23,728	675,062
Tesoro Corp. (b)	28,979	434,105
Valero Energy Corp.	114,054	2,211,507
XTO Energy Inc. (b)	117,956	4,873,942

		182,423,238

OIL & GAS SERVICES—1.61%
Baker Hughes Inc. (b)	63,004	2,687,751
BJ Services Co. (b)	59,107	1,148,449
Cameron International Corp. (a)	44,369	1,678,036
FMC Technologies Inc. (a) (b)	25,344	1,323,971
Halliburton Co. (b)	184,047	4,991,355
National Oilwell Varco Inc. (a)	85,519	3,688,434
Schlumberger Ltd.	244,753	14,587,279
Smith International Inc. (b)	44,541	1,278,327

		31,383,602

PACKAGING & CONTAINERS—0.21%
Ball Corp.	19,117	940,556
Bemis Co. Inc.	21,885	567,040
Owens-Illinois Inc. (a) (b)	34,705	1,280,614
Pactiv Corp. (a)	27,499	716,349
Sealed Air Corp. (b)	32,383	635,678

		4,140,237

PHARMACEUTICALS—6.29%
Abbott Laboratories	315,892	15,627,177
Allergan Inc.	63,016	3,576,788
AmerisourceBergen Corp.	59,772	1,337,697
Bristol-Myers Squibb Co.	403,393	9,084,410
Cardinal Health Inc.	73,639	1,973,525
Cephalon Inc. (a) (b)	15,137	881,579
Eli Lilly and Co.	205,760	6,796,253
Express Scripts Inc. (a)	55,915	4,337,886
Forest Laboratories Inc. (a)	61,703	1,816,536
Gilead Sciences Inc. (a)	184,953	8,615,111
Hospira Inc. (a) (b)	32,908	1,467,697
King Pharmaceuticals Inc. (a)	51,510	554,763
Medco Health Solutions Inc. (a) (b)	97,027	5,366,563
Merck & Co. Inc. (b)	430,961	13,631,296
Mylan Inc. (a) (b)	61,932	991,531
Pfizer Inc. (b)	1,378,491	22,814,026
Schering-Plough Corp.	332,760	9,400,470
Watson Pharmaceuticals Inc. (a) (b)	21,716	795,674
Wyeth	272,849	13,255,004

		122,323,986

PIPELINES—0.38%
El Paso Corp. (b)	144,094	1,487,050
Questar Corp. (b)	35,495	1,333,192
Spectra Energy Corp.	131,402	2,488,754
Williams Companies Inc. (The)	118,537	2,118,256

		7,427,252

REAL ESTATE—0.03%
CB Richard Ellis Group Inc. Class A (a)	48,467	569,003

		569,003

REAL ESTATE INVESTMENT TRUSTS—1.07%
Apartment Investment and Management Co. Class A (b)	24,729	364,753
AvalonBay Communities Inc. (b)	16,301	1,185,572
Boston Properties Inc.	28,390	1,860,964
Equity Residential (b)	55,502	1,703,911
HCP Inc.	59,581	1,712,358
Health Care REIT Inc. (b)	24,308	1,011,699
Host Hotels & Resorts Inc.	123,259	1,450,758
Kimco Realty Corp.	76,358	995,708
ProLogis	89,812	1,070,559
Public Storage	27,586	2,075,571
Simon Property Group Inc. (b)	58,178	4,039,299
Ventas Inc.	32,088	1,235,388
Vornado Realty Trust	32,142	2,070,266

		20,776,806

RETAIL—6.02%
Abercrombie & Fitch Co. Class A (b)	18,268	600,652
AutoNation Inc. (a) (b)	20,333	367,621
AutoZone Inc. (a) (b)	6,709	980,990
Bed Bath & Beyond Inc. (a) (b)	53,402	2,004,711

Best Buy Co. Inc.	69,763	2,617,508
Big Lots Inc. (a)	17,175	429,719
Costco Wholesale Corp.	89,022	5,026,182
CVS Caremark Corp.	295,051	10,545,123
Darden Restaurants Inc.	28,429	970,282
Family Dollar Stores Inc.	28,451	751,106
GameStop Corp. Class A (a) (b)	33,806	894,845
Gap Inc. (The)	97,955	2,096,237
Home Depot Inc. (The)	347,430	9,255,535
J.C. Penney Co. Inc. (b)	47,931	1,617,671
Kohl’s Corp. (a)	62,417	3,560,890
Limited Brands Inc. (b)	54,571	927,161
Lowe’s Companies Inc. (b)	301,501	6,313,431
Macy’s Inc.	84,900	1,552,821
McDonald’s Corp.	223,054	12,729,692
Nordstrom Inc.	33,577	1,025,442
Office Depot Inc. (a)	56,955	377,042
O’Reilly Automotive Inc. (a) (b)	27,733	1,002,271
RadioShack Corp. (b)	24,694	409,180
Sears Holdings Corp. (a) (b)	10,474	684,057
Staples Inc. (b)	147,286	3,419,981
Starbucks Corp. (a)	150,723	3,112,430
Target Corp.	153,040	7,143,907
Tiffany & Co.	25,563	984,942
TJX Companies Inc. (The)	86,316	3,206,639
Walgreen Co.	202,846	7,600,640
Wal-Mart Stores Inc.	441,145	21,655,808
Yum! Brands Inc. (b)	94,775	3,199,604

		117,064,120

SAVINGS & LOANS—0.12%
Hudson City Bancorp Inc.	97,634	1,283,887
People’s United Financial Inc. (b)	71,848	1,117,955

		2,401,842

SEMICONDUCTORS—2.55%
Advanced Micro Devices Inc. (a) (b)	114,752	649,496
Altera Corp. (b)	60,918	1,249,428
Analog Devices Inc.	59,646	1,645,037
Applied Materials Inc.	270,701	3,627,393
Broadcom Corp. Class A (a) (b)	87,632	2,689,426
Intel Corp.	1,142,029	22,349,508
KLA-Tencor Corp. (b)	34,633	1,241,939
Linear Technology Corp.	45,408	1,254,623
LSI Corp. (a)	133,993	735,622
MEMC Electronic Materials Inc. (a)	44,573	741,249
Microchip Technology Inc. (b)	37,816	1,002,124
Micron Technology Inc. (a) (b)	173,595	1,423,479
National Semiconductor Corp. (b)	47,302	675,000
Novellus Systems Inc. (a) (b)	19,918	417,880
NVIDIA Corp. (a) (b)	111,702	1,678,881
QLogic Corp. (a) (b)	24,851	427,437
Teradyne Inc. (a) (b)	35,964	332,667
Texas Instruments Inc.	258,235	6,117,587
Xilinx Inc. (b)	55,940	1,310,115

		49,568,891

SOFTWARE—4.28%
Adobe Systems Inc. (a)	106,553	3,520,511
Autodesk Inc. (a)	47,035	1,119,433
Automatic Data Processing Inc.	101,987	4,008,089
BMC Software Inc. (a)	37,049	1,390,449
CA Inc.	81,121	1,783,851
Citrix Systems Inc. (a) (b)	37,409	1,467,555
Compuware Corp. (a)	45,978	337,019
Dun & Bradstreet Corp. (The)	10,510	791,613
Electronic Arts Inc. (a) (b)	66,073	1,258,691
Fidelity National Information Services Inc. (b)	38,389	979,303
Fiserv Inc. (a)	31,116	1,499,791
IMS Health Inc.	38,122	585,173
Intuit Inc. (a) (b)	65,335	1,862,048
Microsoft Corp.	1,581,759	40,951,741
Novell Inc. (a)	74,108	334,227
Oracle Corp.	796,716	16,603,561
Paychex Inc. (b)	65,259	1,895,774
Red Hat Inc. (a)	38,713	1,070,027
Salesforce.com Inc. (a) (b)	22,290	1,268,970
Total System Services Inc. (b)	39,638	638,568

		83,366,394

TELECOMMUNICATIONS—6.03%
American Tower Corp. Class A (a)	80,011	2,912,400
AT&T Inc.	1,204,756	32,540,460
CenturyTel Inc.	60,486	2,032,330
Ciena Corp. (a)	19,409	315,979
Cisco Systems Inc. (a)	1,177,887	27,727,460
Corning Inc.	316,014	4,838,174
Frontier Communications Corp. (b)	65,299	492,354
Harris Corp.	26,220	985,872
JDS Uniphase Corp. (a)	43,679	310,558
Juniper Networks Inc. (a) (b)	106,277	2,871,605
MetroPCS Communications Inc. (a) (b)	51,907	485,850
Motorola Inc.	467,653	4,017,139
QUALCOMM Inc.	339,235	15,258,790
Qwest Communications International Inc. (b)	299,089	1,139,529
Sprint Nextel Corp. (a)	583,973	2,306,693
Tellabs Inc. (a)	81,837	566,312
Verizon Communications Inc.	580,342	17,566,952
Windstream Corp. (b)	91,100	922,843

		117,291,300

TEXTILES—0.04%
Cintas Corp. (b)	27,457	832,222

		832,222

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	25,773	715,201
Mattel Inc.	74,291	1,371,412

		2,086,613

TRANSPORTATION—1.91%
Burlington Northern Santa Fe Corp.	53,660	4,283,678
C.H. Robinson Worldwide Inc. (b)	34,609	1,998,670
CSX Corp.	79,577	3,331,093

Expeditors International Washington Inc.	43,037	1,512,751
FedEx Corp.	63,781	4,797,607
Norfolk Southern Corp.	74,613	3,216,566
Ryder System Inc. (b)	11,550	451,143
Union Pacific Corp.	103,222	6,023,004
United Parcel Service Inc. Class B (b)	203,267	11,478,487

		37,092,999

TOTAL COMMON STOCKS (Cost: $2,046,934,283)		1,905,278,856

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.36%
MONEY MARKET FUNDS—12.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares 0.22% (c) (d) (e)	207,120,554	207,120,554
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares 0.18% (c) (d) (e)	26,789,892	26,789,892

		233,910,446

U.S. TREASURY OBLIGATIONS—0.34%
U.S. Treasury Bill 0.08%, 12/17/09 (f) (g)	$6,600,000	6,598,845

		6,598,845

TOTAL SHORT-TERM INVESTMENTS (Cost: $240,509,176)		240,509,291

TOTAL INVESTMENTS IN SECURITIES — 110.28% (Cost: $2,287,443,459)		2,145,788,147

Other Assets, Less Liabilities — (10.28)%		(200,100,817)

NET ASSETS — 100.00%		$1,945,687,330

NVS	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2009)	755	$39,746,975	$500,100

		$39,746,975	$500,100

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.	PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The following table summarizes the values of the Master Portfolio’s investments according to the fair value hierarchy as of September 30, 2009. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,905,278,856	$—	$—	$1,905,278,856
Short-Term Investments	233,910,446	6,598,845	—	240,509,291

	$2,139,189,302	$6,598,845	$—	$2,145,788,147

	Other Financial Instruments(a)
	Level 1	Level 2	Level 3	Total
	$500,100	$—	$—	$500,100

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FUTURES CONTRACTS

The Master Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Master Portfolio may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

As of September 30, 2009, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

FEDERAL INCOME TAXES

As of September 30, 2009, the cost of investments for federal income tax purposes was $2,342,867,014. Net unrealized depreciation aggregated $197,078,867, of which $362,169,068 represented gross unrealized appreciation on securities and $559,247,935 represented gross unrealized depreciation on securities.

2.	TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3.	SECURITIES LENDING

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2009, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4.	BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of the Fund’s current investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement for the Fund subject to shareholder approval. A special meeting of shareholders of the Fund is scheduled to be held on November 20, 2009. Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/24/09

By (Signature and Title)*	/s/ ANDREW J. MCNALLY
Andrew J. McNally, Treasurer
(principal financial officer)

Date 11/24/09

*	Print the name and title of each signing officer under his or her signature.